Employee benefits and sharebased payments (Details) - shares shares in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee benefits and sharebased payments
At the beginning	3,214,409	3,583,343	3,881,150
Granted	(389,505)	(368,934)	(297,807)
At the end	2,824,904	3,214,409	3,583,343